Schedule I Condensed Financial Information - Condensed Statements of Cash Flows (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 375,297	¥ 155,849	¥ 49,975
Cash flows from (used in) investing activities
Purchases of securities	(779,962)	(463,314)	(437,408)
Proceeds from sales/redemption of securities	189,284	177,885	189,836
Purchases of intangible assets	(17,823)	(17,264)	(17,911)
Other	(2,302)	(5,343)	(3,316)
Net cash used in investing activities	(628,827)	(319,977)	(273,383)
Cash flows from (used in) financing activities
Repayments of lease liabilities	(2,744)	(2,820)	(2,409)
Net cash provided by (used in) financing activities	246,752	(210,325)	107,930
Effect of exchange rate changes on cash and cash equivalents	50	(59)	488
Decrease in cash and cash equivalents	(6,728)	(374,512)	(114,990)
Cash and cash equivalents at the beginning of the year	369,811	744,323	859,313
Cash and cash equivalents at the end of the year	363,083	369,811	744,323
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	140,554	(133,687)	(254,620)
Cash flows from (used in) investing activities
Purchases of securities	(43,943)	(21,555)	(14,394)
Proceeds from sales/redemption of securities	14,400
Purchases of intangible assets	(8,101)	(8,360)	(9,235)
Purchases of shares of subsidiaries and associates	(11,655)	(8,543)	(6,596)
Payments into term deposits		(1,861)	(1,740)
Other	(2,181)	(3,641)	(588)
Net cash used in investing activities	(51,480)	(43,960)	(32,553)
Cash flows from (used in) financing activities
Repayments of lease liabilities	(1,531)	(1,075)	(714)
Proceeds from issuance of new shares	217,522
Payment for the purchase of the equity interest of subsidiaries, through transactions under common control	(130,185)
Net cash provided by (used in) financing activities	85,806	(1,075)	(714)
Effect of exchange rate changes on cash and cash equivalents	(12)
Decrease in cash and cash equivalents	174,868	(178,722)	(287,887)
Cash and cash equivalents at the beginning of the year	133,350	312,072	599,959
Cash and cash equivalents at the end of the year	¥ 308,218	¥ 133,350	¥ 312,072